Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Stock Purchase Warrant
Changes in fair value during the years ended December 31, 2017 and 2016 for the TIL stock purchase warrant are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Fair value at the beginning of the year	287	5,164
Unrealized loss included in earnings	(287)	(4,877)
Fair value at the end of the year	—	287
Changes in fair value during the years ended December 31, 2017 and 2016 for the Company's time-charter swap agreement, which is described below and was measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Fair value asset - beginning of the year	875	—
Settlements	(1,106)	(2,154)
Realized and unrealized gain	231	3,029
Fair value asset - at the end of the year	—	875

Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis
The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

	December 31, 2017			December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	75,710	75,710	94,907	94,907
Derivative instruments (note 10)
Interest rate swap agreements (1)	Level 2	5,242	5,242	3,143	3,143
Time-charter swap agreement (1)	Level 3	—	—	875	875
Stock purchase warrant	Level 3	—	—	287	287

Non-recurring:
Vessels held for sale (note 19)	Level 2	—	—	33,802	33,802

Other:
Advances to equity accounted investments	Note (2)	9,930	Note (2)	10,480	Note (2)
Long-term debt, including current portion	Level 2	(952,302)	(946,105)	(933,016)	(923,306)
Obligations related to capital leases, including current portion	Level 2	(148,908)	(147,401)

(1)
The fair value of the Company's interest rate swap agreements and time-charter swap agreement at December 31, 2017 and 2016 exclude accrued interest expense which is recorded in accrued liabilities in these consolidated financial statements.

(2)
The advances to equity accounted investments together with the Company’s investments in the equity accounted investments form the net aggregate carrying value of the Company’s interests in the equity accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.